Sales and advertising expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and advertising expense
Staff costs	€ 8,514	€ 8,183	€ 5,830
Advertising campaigns	21,697	43,156	36,192
Selling expense	2,261	4,680	3,994
Sales and advertising expense	€ 32,472	€ 56,019	€ 46,016